Accounts Receivable, Net - Schedule of Allowance for Accounts Receivable (Details) - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Oct. 31, 2025	Oct. 31, 2024
Accounts and Financing Receivable, after Allowance for Credit Loss [Abstract]
Balance	$ 1,595,831	$ 741,753	$ 803,170
Addition (Reversal)	791,245	842,339	(79,442)
Exchange rate difference	82,550	11,739	21,578
Balance	$ 2,469,626	$ 1,595,831	$ 741,753